13F-HR

		     UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
		     WASHINGTON, D.C. 20549

			FORM 13F

		   FORM 13F COVER PAGE

Report for the Calender Year or Quarter Ended: September 30, 2001
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Check here if Amendment [ ]; Amendment Number:
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  This Amendment (Check only one):  [ ] is a restatement.
				    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Jarislowsky, Fraser Limited
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Address:	1010 Sherbrooke St. West, Suite 2005
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		Montreal, Quebec
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		Canada H3A 2R7
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Form 13F File Number: 	28-67075
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The insitutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herin is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Erin P. O'Brien
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Title:		Compliance Officer & Partner
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Phone:		514-842-2727
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Signature, Place, and Date of Signing:


 /s/ Erin P. O'Brien	   Montreal, Quebec	October 15, 2001
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     (Signature)	      (City, State)	    (Date)

Report Type (Check only one.):

(X) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

( ) 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

( ) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

		FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
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Form 13F Information Table Entry Total:	        75
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Form 13F Information Table Value Total:       7,518,181
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					    (thousands)
List of Other Included Managers:  NONE

		FORM 13F INFORMATION TABLE

                                                                                       VOTING AUTHORITY
NAME OF ISSUER             Title    Cusip  VALUE (x$Shares/PRN SH/PRPUT/INVESTMNT OTHER    SOLE       SHARED     NONE

Abbott Laboratories        Common002824100   144,215  2,781,392 SH      SOLE              2,682,392      99,000
Abitibi-Consolidated Inc.  Common003924107   154,285 24,385,970 SH      SOLE             23,742,287     643,683
Alberta Energy Ltd.        Common012873105   139,254  4,102,277 SH      SOLE              3,998,077     104,200
Albertson's Inc.           Common013104104    66,368  2,081,809 SH      SOLE              1,978,809     103,000
American Int'l Group       Common026874107   114,932  1,473,492 SH      SOLE              1,421,100      52,392
Avaya Inc.                 Common053499109       423     42,736 SH      SOLE                 42,195         541
Ballard Power Systems Inc. Common05858H104        44      2,265 SH      SOLE                  2,265           0
Bank of New York           Common064057102    60,611  1,731,738 SH      SOLE              1,638,238      93,500
Bank of Nova Scotia        Common064149107   413,690 14,083,998 SH      SOLE             13,713,198     370,800
BCE Inc.                   Common05534B109   153,145  7,015,275 SH      SOLE              6,869,939     145,336
Bristol-Myers Squibb Co.   Common110122108   147,442  2,653,745 SH      SOLE              2,578,045      75,700
Cameco Corporation         Common13321L108   148,264  6,503,024 SH      SOLE              6,319,124     183,900
Canadian Imperial Bank of CCommon136069101    17,075    522,013 SH      SOLE                522,013           0
Cardinal Health            Common14149Y108    75,932  1,026,796 SH      SOLE                979,646      47,150
Chevron Corp.              Common166751107    77,723    917,082 SH      SOLE                883,582      33,500
C-Mac Industries Inc.      Common125920108     2,646    132,988 SH      SOLE                132,988           0
Coca-Cola Co.              Common191216100    32,838    700,922 SH      SOLE                666,022      34,900
Conagra Foods              Common205887102    56,227  2,504,541 SH      SOLE              2,362,041     142,500
Corus Entertainment Inc.     B   220874101    14,876    906,598 SH      SOLE                906,598           0
Crown Cork & Seal          Common228255105       180     78,475 SH      SOLE                 78,475           0
CVS Corp.                  Common126650100    58,315  1,756,466 SH      SOLE              1,673,766      82,700
Diebold Inc.               Common253651103    13,086    343,472 SH      SOLE                309,522      33,950
Walt Disney Co.            Common254687106    58,650  3,149,864 SH      SOLE              3,038,764     111,100
Emerson Electric           Common291011104   110,493  2,347,924 SH      SOLE              2,263,024      84,900
Enbridge Inc.              Common29250N105   238,650  8,856,123 SH      SOLE              8,644,623     211,500
Exxon Mobil Corp.          Common30231G102   196,331  4,983,025 SH      SOLE              4,802,629     180,396
Federal National Mortgage ACommon313586109   140,822  1,758,951 SH      SOLE              1,690,151      68,800
First Tennessee National CoCommon337162101    62,495  1,689,054 SH      SOLE              1,587,804     101,250
Four Seasons Hotel         Common35100E104    12,082    322,853 SH      SOLE                320,853       2,000
General Electric           Common369604103   109,190  2,935,227 SH      SOLE              2,861,727      73,500
Gillette Co.               Common375766102   119,435  4,007,893 SH      SOLE              3,882,493     125,400
Hartford Financial Svs     Common416515104    58,563    996,990 SH      SOLE                950,365      46,625
HCA Inc.                   Common404119109   101,062  2,280,786 SH      SOLE              2,176,216     104,570
Hummingbird Ltd.           Common44544R101     4,335    262,250 SH      SOLE                262,250           0
Ikon Office Solutions      Common451713101        17      2,200 SH      SOLE                  2,200           0
Imperial Oil Ltd.          Common453038408   134,261  4,959,010 SH      SOLE              4,834,452     124,558
Interpublic Group          Common460690100    48,778  2,391,093 SH      SOLE              2,268,043     123,050
International Flavours & FrCommon459506101     7,468    269,695 SH      SOLE                269,695           0
Johnson & Johnson          Common478160104   203,998  3,682,279 SH      SOLE              3,563,179     119,100
JP Morgan Chase & Co.      Common46625H100   127,809  3,742,568 SH      SOLE              3,616,338     126,230
Kimberly Clark             Common494368103   124,858  2,013,843 SH      SOLE              1,937,243      76,600
Kingsway Financial ServicesCommon496904103     7,383    751,100 SH      SOLE                751,100           0
Leitch Technology Corp.    Common52543H107     2,156    395,795 SH      SOLE                395,795           0
Loblaw Companies Ltd.      Common539481101   160,364  4,684,834 SH      SOLE              4,555,834     129,000
Lucent Technologies Inc.   Common549463107       642    112,047 SH      SOLE                112,047           0
Manulife Financial CorportaCommon56501R106   328,477 12,543,303 SH      SOLE             12,215,703     327,600
MDS Inc.                   Common55269P302    42,721  3,601,506 SH      SOLE              3,601,506           0
Merck & Co.                Common589331107   198,883  2,986,226 SH      SOLE              2,907,326      78,900
Microsoft Corporation      Common594918104   101,150  1,976,751 SH      SOLE              1,917,951      58,800
Motorola Inc.              Common620076109    34,858  2,234,479 SH      SOLE              2,164,406      70,073
Nexen Inc.                 Common65334H102   249,014 12,891,565 SH      SOLE             12,571,265     320,300
Nortel Networks CorporationCommon656568102    53,159  9,484,606 SH      SOLE              9,249,259     235,347
Nova Chemicals Corporation Common66977W109    76,058  4,663,885 SH      SOLE              4,525,611     138,274
Pepsico Inc.               Common713448108   107,711  2,220,855 SH      SOLE              2,151,755      69,100
Pfizer Inc.                Common717081103   133,468  3,328,391 SH      SOLE              3,237,441      90,950
Philip Morris Corp.        Common718154107   146,037  3,024,175 SH      SOLE              2,915,375     108,800
Pitney Bowes Inc.          Common724479100       168      4,400 SH      SOLE                  4,400           0
Potash Corporation of SaskaCommon73755L107    97,070  1,747,495 SH      SOLE              1,705,295      42,200
Procter & Gamble           Common742718109    80,134  1,100,891 SH      SOLE              1,053,491      47,400
Rogers Communications Inc.   B   775109200    84,076  6,572,111 SH      SOLE              6,408,711     163,400
Royal Bank of Canada       Common780087102   479,588 15,727,309 SH      SOLE             15,335,209     392,100
Royal Dutch Petroleum Co.  Common780257804   122,906  2,445,891 SH      SOLE              2,304,891     141,000
Schering-Plough            Common806605101    62,499  1,684,617 SH      SOLE              1,614,817      69,800
Shaw Communications Inc.     B   82028K200   169,805  8,378,810 SH      SOLE              8,126,210     252,600
Suncor Energy Inc.         Common867229106     4,237    152,055 SH      SOLE                152,055           0
Talisman Energy Inc.       Common87425E103   237,707  6,950,721 SH      SOLE              6,761,321     189,400
Toronto Dominion Bank Ont. Common891160509   348,160 14,157,729 SH      SOLE             13,784,929     372,800
TranCanada Pipelines LimiteCommon893526103   189,179 14,686,017 SH      SOLE             14,312,177     373,840
Unilever NV-NYS            Common904784709    56,447  1,044,935 SH      SOLE              1,010,293      34,642
Wachovia Corporation       Common929903102    46,706  1,506,657 SH      SOLE              1,454,057      52,600
Walgreen Co.               Common931422109    51,658  1,500,368 SH      SOLE              1,446,568      53,800
Wells Fargo & Co.          Common949746101    84,778  1,907,269 SH      SOLE              1,827,319      79,950
Westaim Corporation        Common956909105     2,994    887,077 SH      SOLE                887,077           0
Xerox Corp.                Common984121103        62      7,977 SH      SOLE                  7,977           0
Zimmer Holdings            Common98956P102     7,055    254,223 SH      SOLE                246,653       7,570